Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Schedule of Trade and Other Payables

	December 31	December 31
	2019	2018
Falling due within the year
Trade [1]	$12,401	$5,935
Lease liabilities [2]	286	–
Total	$12,687	$5,935

Non-current liabilities
Trade [1]	$–	$7,194
Lease liabilities [2]	934	–
Total	$934	$7,194

Notes:

1.	At December 31, 2019, trade payables in current liabilities includes legal fees due to legal counsel of US$5,274, which was previously due January 31, 2020 but has been extended to December 24, 2020 (note 17(c)), and US$635 payable on completion of a partnering transaction. The former legal fees were included in non-current liabilities at December 31, 2018.

2.	Lease liabilities relate to lease of offices, site hangers, yard storage, an office copier and one vehicle, which have remaining lease terms of 4 to 125 months and interest rates of 7.5% – 10.5% over the term of the leases. During the year ended December 31, 2019, the Group recognized $120 in interest expense on lease liabilities, which is included in finance expense in the loss for the year.

Schedule of Undiscounted Lease Liabilities

The following table provides the schedule of undiscounted lease liabilities as at December 31, 2019:

Total
Less than one year	$391
One to five years	884
Later than 5 years	343
Total undiscounted lease liabilities	$1,618